Income taxes	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income taxes	Income taxes
9.1. Accounting policy
9.1.1. Current income and social contribution taxes
Current tax assets and liabilities are measured at the amount expected to be recovered or paid to the tax authorities. The tax regulations applied are those in force on the statement of financial position date in the countries where the Group operates and generates taxable income.
The Company is domiciled in the Cayman Islands which is an income tax free jurisdiction. Income of StoneCo from some investments outside the Cayman Islands is subject to withholding taxes in the countries where the investments are based. The withholding tax rate is generally 15%, which is treated as an income tax expense when no recovery of the tax withheld is expected.
The combined statutory rate applied to most entities in Brazil is 34%, comprising the Corporate Income Tax (“IRPJ”) and the Social Contribution on Net Income (“CSLL”) on the taxable income of each Brazilian legal entity individually (no consolidated tax returns).
The Group's Brazilian entities recognize IRPJ and CSLL on an accrual basis. According to Brazilian tax regulations, the historical nominal amount of tax losses determined in prior years can be offset against results of subsequent years at any time (i.e., do not prescribe), provided that such offsetting does not exceed 30% of the annual taxable income of the fiscal period in which tax losses are utilized.
Payments are made monthly, in anticipation of the amount which will be due by the year-end.
9.1.2. Deferred income and social contribution taxes
Deferred tax assets or liabilities are measured based on the differences between the tax bases of assets and liabilities and the amounts reported in the statement of financial position. Deferred tax assets may be recognized for unused tax loss carryforwards.
Deferred tax assets are recognized only to the extent that it is probable that the Group's Brazilian entities will generate sufficient future taxable profits that will allow for their recovery. The expected realization of deferred tax assets is based on technical studies prepared by the Group that demonstrate expectation of future taxable profits according to management projections.
The income tax and social contribution expense is recognized in the consolidated statement of profit or loss under Income tax and social contribution, except when it refers to items recognized in OCI, in which case the related deferred tax assets or liabilities are also recognized against OCI. In this case, the Group presents these items in the consolidated statement of other comprehensive income net of related tax effect.
Management periodically evaluates positions taken in tax returns with respect to situations where applicable tax regulations are subject to interpretation and recognizes provisions, if appropriate.
Deferred tax assets and liabilities are presented net in the consolidated statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different tax jurisdictions are generally presented separately, and not on a net basis.
9.2. Significant judgments, estimates and assumptions
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. Significant judgment is required of management to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.
9.3. Reconciliation of income tax expense

	2024	2023	2022

Profit (loss) before income taxes	(1,017,629)	1,970,818	(387,290)
Brazilian statutory rate	34%	34%	34%
Tax income (expense) at the statutory rate	345,994	(670,078)	131,679

Tax effect of income (expense) that are not taxable (deductible) for tax purposes:
Profit from entities subject to different tax rates	317,023	228,953	48,594
Profit (loss) from entities subject to different tax rates - Mark to market on equity securities designated at FVPL	—	10,395	(290,039)
Research and development tax benefits ("Lei do Bem")	50,443	59,155	10,275
Interest payments on net equity (a)	25,294	—	560
Software business goodwill impairment loss (b)	(1,209,737)	—	—
Recognition of deferred income tax unrecognized in previous periods	20,533	24,156	1,292
Unrecognized deferred income tax in the period	(34,467)	(15,966)	(33,465)
Equity pickup on associates	136	(1,421)	(1,220)
Other tax incentives	13,746	8,123	3,827
Other permanent differences	(18,386)	(13,715)	(10,609)
Total tax expense	(489,421)	(370,398)	(139,106)
Effective tax rate	(48%)	19%	(36%)

Current income tax and social contribution	(527,919)	(345,813)	(292,172)
Deferred income tax and social contribution	38,498	(24,585)	153,066
Total tax expense	(489,421)	(370,398)	(139,106)

(a)Interest payments on net equity is a distribution to shareholders of Brazilian entities following a formula based on the capital of the entity and an annual rate determined by regulation which is tax deductible. Interest on net equity is carried out between the Group’s companies.
(b)As described in Note 11.4, the Group recognized an impairment loss on software business goodwill in the amount of R$3,558,049 on December 31, 2024. According to IAS 12 – Income Taxes, the recognition of a deferred tax liability on initial recognition of goodwill, as well on subsequent effects related with such initial recognition, is not permitted. Consequently, no deferred tax effect has been recognized on goodwill impairment.
9.4. Deferred income taxes by nature

	December 31, 2023	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2024

Assets at FVOCI	179,944	39,873	—	—	219,817
Losses available for offsetting against future taxable income	343,313	—	(40,392)	—	302,921
Other temporary differences	302,551	—	82,390	—	384,941
Tax deductible goodwill	42,625	—	(37,615)	—	5,010
Share-based compensation	123,211	—	37,037	—	160,248
Contingencies arising from business combinations	36,320	—	3,872	—	40,192
Technological innovation benefit	(9,038)	—	4,910	—	(4,128)
Temporary differences under FIDC	(224,733)	—	(54,572)	—	(279,305)
Intangible assets and property and equipment arising from business combinations	(676,215)	—	42,868	(5,381)	(638,728)
Deferred tax, net	117,978	39,873	38,498	(5,381)	190,968

	December 31, 2022	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2023

Assets at FVOCI	215,730	(35,786)	—	—	179,944
Losses available for offsetting against future taxable income	385,634	—	(42,321)	—	343,313
Other temporary differences	273,625	—	28,926	—	302,551
Tax deductible goodwill	69,017	—	(26,392)	—	42,625
Share-based compensation	58,815	—	64,396	—	123,211
Contingencies arising from business combinations	51,313	—	(14,993)	—	36,320
Assets at FVPL	(993)	—	993	—	—
Technological innovation benefit	(31,557)	—	22,519	—	(9,038)
Temporary differences under FIDC	(147,924)	—	(76,809)	—	(224,733)
Intangible assets and property and equipment arising from business combinations	(693,936)	—	19,096	(1,375)	(676,215)
Deferred tax, net	179,724	(35,786)	(24,585)	(1,375)	117,978
9.5. Unrecognized deferred taxes
The Group has accumulated tax loss carryforwards and other temporary differences in some subsidiaries in the amount of R$147,735 as of December 31, 2024 (2023 – R$133,710) for which a deferred tax asset was not recognized and are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recognized with respect of these losses as they cannot be used to offset taxable profits between subsidiaries of the Group, and there is no other evidence of probable recoverability in the near future.